Disclosure of detailed information about foreign exchange rates used (Details)	12 Months Ended
	Aug. 31, 2019 CAD_USD Rand_USD	Aug. 31, 2018 CAD_USD Rand_USD
Rand / USD [Member]
Statements [Line Items]
Year-end rate | Rand_USD	15.2099	14.6883
Year average rate | Rand_USD	14.3314	12.9572
CAD / USD [Member]
Statements [Line Items]
Year-end rate | CAD_USD	1.3295	1.3055
Year average rate | CAD_USD	1.3255	1.2776